Summary of Significant Accounting Policies - Revenue Disaggregation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Subscription and other revenue	$ 346,456	$ 302,871	$ 263,518
Revenue recognized at a point in time
Disaggregation of Revenue [Line Items]
Subscription and other revenue	62,204	57,943	49,510
Revenue recognized over time
Disaggregation of Revenue [Line Items]
Subscription and other revenue	284,252	244,928	214,008
Subscription Revenue
Disaggregation of Revenue [Line Items]
Subscription and other revenue	336,845	292,027	251,695
Other Revenue
Disaggregation of Revenue [Line Items]
Subscription and other revenue	$ 9,611	$ 10,844	$ 11,823